Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock [Member]	Equity attributable to the owners of QIAGEN N.V.	Noncontrolling Interest
Balance at Dec. 31, 2009	$ 2,291,169	$ 2,711	$ 1,622,733	$ 615,579	$ 50,146		$ 2,291,169
Balance, shares at Dec. 31, 2009		232,074
Increase (Decrease) in Stockholders' Equity
Net income	144,311			144,311			144,311
Unrealized gain (loss), net on hedging contracts	9,807				9,807		9,807
Realized loss (gain) net on hedging contracts	(6,125)				(6,125)		(6,125)
Unrealized gain (loss), net on pension	(129)				(129)		(129)
Translation adjustment, net	11,055				11,055		11,055
Common stock issuances under employee stock plans, shares		1,041
Common stock issuances under employee stock plans	11,241	13	11,228				11,241
Tax benefit of employee stock plans	445		445				445
Share-based compensation	13,592		13,592				13,592
Proceeds from subscription receivables	987		987				987
Balance at Dec. 31, 2010	2,476,353	2,724	1,648,985	759,890	64,754		2,476,353
Balance, shares at Dec. 31, 2010		233,115
Increase (Decrease) in Stockholders' Equity
Acquisition of Ipsogen S.A.	42,437							42,437
Acquisition of Ipsogen S.A. shares from noncontrolling interests	(29,783)							(29,783)
Net income	94,949			96,038			96,038	(1,089)
Unrealized gain (loss), net on hedging contracts	3,707				3,707		3,707
Realized loss (gain) net on hedging contracts	(2,825)				(2,825)		(2,825)
Unrealized gain (loss), net on pension	126				126		126
Translation adjustment, net	(51,929)				(49,858)		(49,858)	(2,071)
Common stock issuances under employee stock plans, shares		1,106
Common stock issuances under employee stock plans	8,778	15	8,763				8,778
Tax benefit of employee stock plans	(4,565)		(4,565)				(4,565)
Share-based compensation	19,539		19,539				19,539
Proceeds from subscription receivables	1,011		1,011				1,011
Balance at Dec. 31, 2011	2,557,798	2,739	1,673,733	855,928	15,904		2,548,304	9,494
Balance, shares at Dec. 31, 2011	234,221	234,221
Increase (Decrease) in Stockholders' Equity
Acquisition of Ipsogen S.A. shares from noncontrolling interests	(57)							(57)
Net income	129,537			129,506			129,506	31
Unrealized gain (loss), net on hedging contracts	209				209		209
Realized loss (gain) net on hedging contracts	553				553		553
Unrealized gain (loss), net on pension	(598)				(598)		(598)
Translation adjustment, net	28,114				27,923		27,923	191
Purchase of treasury shares (in shares)						(1,943)
Purchase of treasury shares	(35,653)					(35,653)	(35,653)
Common stock issuances under employee stock plans, shares		2,266
Common stock issuances under employee stock plans	16,579	30	16,549				16,579
Tax benefit of employee stock plans	1,489		1,489				1,489
Share-based compensation	25,356		25,356				25,356
Proceeds from subscription receivables	1,036		1,036				1,036
Balance at Dec. 31, 2012	$ 2,724,363	$ 2,769	$ 1,718,163	$ 985,434	$ 43,991	$ (35,653)	$ 2,714,704	$ 9,659
Balance, shares at Dec. 31, 2012	236,487	236,487				(1,943)